Income Before Income and Mining Tax and Other Items (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Income From Continuing Operations Before Income and Mining Tax Expense and Other Items [Abstract]
United States	$ (1,625)		$ 1,036	$ 878
Foreign	(1,981)		2,078	932
Income (loss) before income and mining tax and other items	$ (3,606)	[1]	$ 3,114	$ 1,810	[2]

[1]	Includes write-downs of property plant and mine development of $2,082 for Long Canyon in Nevada and $2,107 for Boddington in Australia.
[2]	Includes write-downs of property plant and mine development of $2,080 for the Hope Bay project.